STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Sources of net assets:
Employee contributions	$ 97,284,388
Employer contributions, net	55,202,086
Interest and dividend income	62,828,160
Realized gain on investment transactions	15,951,481
Net appreciation in fair value of investments	197,140,709
Total sources of net assets	428,406,824
Applications of net assets:
Benefit payments	148,125,640
Administrative expenses, net	1,611,237
Total applications of net assets	149,736,877
Increase in net assets	278,669,947
Beginning of year	1,581,584,786
End of year	$ 1,860,254,733